Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)		Taxes	Royalties		Fees	Prod. Entitlements	Bonuses	Total Payments
Total		$ 1,539,120,000	$ 6,582,670,000		$ 234,650,000	$ 187,820,000	$ 50,500,000	$ 8,594,760,000
CANADA | Government of Canada [Member]
Total		766,230,000	930,000		3,220,000			770,380,000
CANADA | Province of Alberta [Member]
Total		413,370,000	6,457,590,000	[1]	143,400,000		$ 50,500,000	7,064,860,000	[1]
CANADA | Province of British Columbia [Member]
Total		13,180,000	66,560,000		36,130,000			115,870,000
CANADA | Province of Saskatchewan [Member]
Total		5,340,000	56,810,000		7,920,000			70,070,000
CANADA | Province of Manitoba [Member]
Total		170,000	600,000		130,000			900,000
CANADA | Regional Municipality of Wood Buffalo [Member]
Total		106,710,000						106,710,000
CANADA | Municipal District of Opportunity No. 17 [Member]
Total		42,200,000			20,000			42,220,000
CANADA | Lac La Biche County [Member]
Total		38,250,000						38,250,000
CANADA | Municipal District of Bonnyville No.87 [Member]
Total		22,550,000			20,000			22,570,000
CANADA | Municipal District of Greenview No. 16 [Member]
Total		12,960,000						12,960,000
CANADA | Alberta Special Areas Board [Member]
Total		7,760,000			1,320,000			9,080,000
CANADA | County of Grande Prairie No. 1 [Member]
Total		8,270,000			320,000			8,590,000
CANADA | County of St. Paul No. 19 [Member]
Total		5,300,000			1,970,000			7,270,000
CANADA | Yellowhead County [Member]
Total		6,990,000						6,990,000
CANADA | Saddle Hills County [Member]
Total		6,860,000						6,860,000
CANADA | Northern Sunrise County [Member]
Total		6,420,000						6,420,000
CANADA | Municipal District of Taber No. 14 [Member]
Total		5,020,000			820,000			5,840,000
CANADA | County of Vermilion River No. 24 [Member]
Total		5,020,000	100,000		150,000			5,270,000
CANADA | County of Newell No. 4 [Member]
Total		3,740,000			10,000			3,750,000
CANADA | Northern Rockies Regional Municipality [Member]
Total		3,280,000						3,280,000
CANADA | Clear Hills County [Member]
Total		3,240,000						3,240,000
CANADA | District Municipality of Tumbler Ridge [Member]
Total		3,200,000						3,200,000
CANADA | Municipal District of Fairview No. 136 [Member]
Total		2,860,000						2,860,000
CANADA | Clearwater County [Member]
Total		2,710,000						2,710,000
CANADA | Big Lakes County [Member]
Total		2,690,000						2,690,000
CANADA | Rural Municipality of Senlac No. 411 [Member]
Total		2,630,000						2,630,000
CANADA | Rural Municipality of Enterprise No. 142 [Member]
Total		2,210,000						2,210,000
CANADA | Cypress County [Member]
Total		2,050,000			20,000			2,070,000
CANADA | Municipal District of Lesser Slave River No. 124 [Member]
Total		1,730,000						1,730,000
CANADA | Rural Municipality of Big Stick No. 141 [Member]
Total		1,700,000						1,700,000
CANADA | Rural Municipality of Wilton No. 472 [Member]
Total		1,620,000						1,620,000
CANADA | Rural Municipality of Fox Valley No. 171 [Member]
Total		1,480,000						1,480,000
CANADA | Municipal District of Willow Creek No. 26 [Member]
Total		1,460,000			10,000			1,470,000
CANADA | Rural Municipality of Frenchman Butte No. 501 [Member]
Total		1,450,000						1,450,000
CANADA | Municipal District of Starland County [Member]
Total		1,420,000			20,000			1,440,000
CANADA | County of Northern Lights [Member]
Total		1,410,000						1,410,000
CANADA | Birch Hills County [Member]
Total		1,390,000						1,390,000
CANADA | Two Hills County [Member]
Total		1,270,000						1,270,000
CANADA | Rural Municipality of Britannia No. 502 [Member]
Total		1,230,000						1,230,000
CANADA | Smoky Lake County No. 13 [Member]
Total		1,180,000			10,000			1,190,000
CANADA | Rural Municipality of Browning No. 34 [Member]
Total		1,180,000						1,180,000
CANADA | Rural Municipality of Eldon No. 471 [Member]
Total		1,120,000			40,000			1,160,000
CANADA | Vulcan County [Member]
Total		1,090,000			30,000			1,120,000
CANADA | Stettler County No. 6 [Member]
Total		980,000						980,000
CANADA | County of Warner No. 5 [Member]
Total		950,000						950,000
CANADA | Ponoka County [Member]
Total		880,000						880,000
CANADA | Municipality of Two Borders [Member]
Total		830,000						830,000
CANADA | County of Athabasca No. 12 [Member]
Total		810,000						810,000
CANADA | Wheatland County [Member]
Total		750,000						750,000
CANADA | Municipal District of Smoky River No. 130 [Member]
Total		720,000						720,000
CANADA | Red Deer County [Member]
Total		670,000						670,000
CANADA | Wetaskiwin County No. 10 [Member]
Total		580,000						580,000
CANADA | Kneehill County [Member]
Total		550,000						550,000
CANADA | Rural Municipality of Mervin No. 499 [Member]
Total		540,000						540,000
CANADA | Rural Municipality of Chesterfield No. 261 [Member]
Total		530,000						530,000
CANADA | Rural Municipality of Piapot No. 110 [Member]
Total		440,000						440,000
CANADA | Rural Municipality of Eye Hill No. 382 [Member]
Total		410,000						410,000
CANADA | Rural Municipality of Happyland No. 231 [Member]
Total		370,000						370,000
CANADA | Rural Municipality of Cymri No. 36 [Member]
Total		350,000						350,000
CANADA | District of Chetwynd [Member]
Total		330,000						330,000
CANADA | Rural Municipality of Moose Creek No. 33 [Member]
Total		310,000						310,000
CANADA | Rural Municipality of Milton No. 292 [Member]
Total		290,000						290,000
CANADA | County of Forty Mile No. 8 [Member]
Total		280,000						280,000
CANADA | Woodlands County [Member]
Total		260,000						260,000
CANADA | District of Hudson's Hope [Member]
Total		260,000						260,000
CANADA | Rural Municipality of Clinworth No 230 [Member]
Total		250,000						250,000
CANADA | Rural Municipality of Maple Creek No. 111 [Member]
Total		230,000						230,000
CANADA | Municipal District of Wainwright No. 61 [Member]
Total		220,000						220,000
CANADA | County of Camrose No. 22 [Member]
Total		220,000						220,000
CANADA | Lacombe County [Member]
Total		220,000						220,000
CANADA | County of Paintearth No. 18 [Member]
Total		210,000						210,000
CANADA | Rural Municipality of Tecumseh No. 65 [Member]
Total		200,000						200,000
CANADA | Town of Taber [Member]
Total		130,000			70,000			200,000
CANADA | Rural Municipality of Hillsdale No. 440 [Member]
Total		190,000			10,000			200,000
CANADA | Rural Municipality of Enniskillen No. 3 [Member]
Total		180,000			10,000			190,000
CANADA | Rural Municipality of Turtle River No. 469 [Member]
Total		190,000						190,000
CANADA | Leduc County [Member]
Total		180,000						180,000
CANADA | Rural Municipality of Golden West No. 95 [Member]
Total		170,000						170,000
CANADA | Rural Municipality of Coalfields No. 4 [Member]
Total		170,000						170,000
CANADA | Municipal District of Foothills No. 31 [Member]
Total		160,000						160,000
CANADA | Westlock County [Member]
Total		160,000						160,000
CANADA | Town of Drumheller [Member]
Total		160,000						160,000
CANADA | Rural Municipality of Argyle No. 1 [Member]
Total		130,000						130,000
CANADA | Rural Municipality of Griffin No. 66 [Member]
Total		120,000						120,000
CANADA | Rural Municipality of Reciprocity No. 32 [Member]
Total		120,000						120,000
CANADA | County of Lethbridge No. 26 [Member]
Total		110,000						110,000
CANADA | County of Flagstaff No. 29 [Member]
Total		100,000						100,000
CANADA | County of Lac Ste. Anne No. 28 [Member]
Total		100,000						100,000
CANADA | Fort McKay First Nation [Member]
Total					6,800,000			6,800,000
CANADA | Kai Taile Denesoline Trust [Member]
Total					6,000,000			6,000,000
CANADA | Fort McKay Bare Trust [Member]
Total					3,350,000			3,350,000
CANADA | Mikisew Cree First Nation [Member]
Total					3,330,000			3,330,000
CANADA | Fort McMurray Métis Local 1935 [Member]
Total					2,720,000			2,720,000
CANADA | Cold Lake First Nations [Member]
Total					2,600,000			2,600,000
CANADA | Fishing Lake Métis Settlement [Member]
Total		640,000	40,000		1,150,000			1,830,000
CANADA | Chipewyan Prairie First Nation [Member]
Total					1,680,000			1,680,000
CANADA | Fort Chipewyan Métis Local 125 [Member]
Total					1,470,000			1,470,000
CANADA | WhiteFish Lake Indian Reserve No. 128 [Member]
Total					1,440,000			1,440,000
CANADA | Fort McKay Métis Nation [Member]
Total					1,310,000			1,310,000
CANADA | Gift Lake Métis Settlement [Member]
Total		410,000			390,000			800,000
CANADA | Elizabeth Métis Settlement [Member]
Total		10,000			630,000			640,000
CANADA | Conklin Métis Local #193 [Member]
Total					620,000			620,000
CANADA | Athabasca Chipewyan First Nation [Member]
Total					600,000			600,000
CANADA | Kikino Métis Settlement [Member]
Total			$ 40,000		370,000			410,000
CANADA | Peavine Métis Settlement [Member]
Total		20,000			390,000			410,000
CANADA | Halfway River First Nation [Member]
Total					350,000			350,000
CANADA | Buffalo Lake Métis Settlement [Member]
Total					280,000			280,000
CANADA | Frog Lake First Nation [Member]
Total					280,000			280,000
CANADA | Saddle Lake Cree Nation [Member]
Total		$ 90,000			120,000			210,000
CANADA | Kehewin Cree Nation [Member]
Total					180,000			180,000
CANADA | Beaver Lake Cree Nation [Member]
Total					180,000			180,000
CANADA | Heart Lake First Nation [Member]
Total					170,000			170,000
CANADA | Fort McMurray #468 First Nation [Member]
Total					120,000			120,000
CANADA | Owl River Métis Local #1949 [Member]
Total					110,000			110,000
CÔTE D'IVOIRE | Government of Côte d'Ivoire [Member]
Total	[2],[3]					163,520,000		163,520,000
CÔTE D'IVOIRE | PETROCI [Member]
Total	[2],[3]					$ 24,300,000		24,300,000
UNITED KINGDOM | His Majesty's Government [Member]
Total	[3]				$ 2,360,000			$ 2,360,000

[1]	Royalties in the amount of $211,630,000 were paid in kind to the Province of Alberta and valued at market prices.
[2]	Production entitlement volumes and values are determined according to the related production sharing contracts.
[3]	Non Canadian dollar payments are translated using average exchange rates for the reporting period of 1 GBP = 1.7201 CAD , 1 USD = 1.3838 CAD and 1 CFA = 0.0023 CAD.